INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$ 362,424,465		$ 435,973,036
Acquisition costs of operating limited partnerships	16,569,094		25,929,137
Cumulative distributions from operating limited partnerships	(2,828,871)		(3,187,008)
Cumulative impairment loss in investments in operating limited partnerships	(188,464,989)		(216,038,394)
Cumulative losses from operating limited partnerships	(185,900,981)		(237,348,070)
Investments in operating limited partnerships per balance sheet	1,798,718		5,328,701
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	(2,042,656)		(2,570,666)
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(3,535,753)		(4,142,502)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	755,788		1,117,450
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(77,225,748)		(87,884,506)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,120,407		1,300,991
Cumulative impairment loss in investments in operating limited partnerships	188,464,989		216,038,394
Other	(1,748,455)		(2,313,297)
Equity per operating limited partnerships' combined financial statements	107,587,290	$ 107,587,290	126,874,565	$ 126,874,565
Series Twenty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	1,510,993		5,333,121
Acquisition costs of operating limited partnerships	215,748		719,243
Cumulative distributions from operating limited partnerships	(7,394)		(26,017)
Cumulative impairment loss in investments in operating limited partnerships	(409,509)		(1,333,677)
Cumulative losses from operating limited partnerships	(1,309,838)		(4,692,670)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	62,488		90,622
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(878,598)		(3,054,043)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,576		6,576
Cumulative impairment loss in investments in operating limited partnerships	409,509		1,333,677
Other	(11,516)		(41,692)
Equity per operating limited partnerships' combined financial statements	(411,541)	(411,541)	(1,664,860)	(1,664,860)
Series Twenty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	3,570,455		3,570,455
Acquisition costs of operating limited partnerships	590,143		590,143
Cumulative distributions from operating limited partnerships	(22,441)		(22,441)
Cumulative impairment loss in investments in operating limited partnerships	(118,301)		(118,301)
Cumulative losses from operating limited partnerships	(4,019,856)		(4,019,856)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	221,074		221,074
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,591,698)		(2,584,152)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	118,301		118,301
Other	(171,733)		(170,410)
Equity per operating limited partnerships' combined financial statements	(2,424,056)	(2,424,056)	(2,415,187)	(2,415,187)
Series Twenty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	3,263,490		3,854,180
Acquisition costs of operating limited partnerships	400,455		455,092
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	(1,289,080)		(1,618,823)
Cumulative losses from operating limited partnerships	(2,374,865)		(2,690,449)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	(384,587)		(384,587)
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(157,772)		(157,772)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	15,621		25,824
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,689,653)		(1,708,122)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	1,289,080		1,618,823
Other	(85,707)		(86,354)
Equity per operating limited partnerships' combined financial statements	(1,013,018)	(1,013,018)	(692,188)	(692,188)
Series Twenty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	8,266,057		10,391,895
Acquisition costs of operating limited partnerships	1,233,111		1,552,411
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	(5,298,843)		(6,353,837)
Cumulative losses from operating limited partnerships	(4,200,325)		(5,590,469)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	(11,581)		(11,581)
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(62,597)		(62,597)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	10,974		54,934
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,281,140)		(2,436,164)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	34,901		34,901
Cumulative impairment loss in investments in operating limited partnerships	5,298,843		6,353,837
Other	(117,555)		(112,531)
Equity per operating limited partnerships' combined financial statements	3,871,845	3,871,845	3,820,799	3,820,799
Series Twenty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	2,879,744		4,404,391
Acquisition costs of operating limited partnerships	310,375		562,541
Cumulative distributions from operating limited partnerships	(34,932)		(34,932)
Cumulative impairment loss in investments in operating limited partnerships	(1,151,381)		(1,636,215)
Cumulative losses from operating limited partnerships	(2,003,806)		(3,295,785)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	(30,158)		(30,158)
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(91,548)		(91,548)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	841		841
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,941,970)		(2,148,403)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,688		6,688
Cumulative impairment loss in investments in operating limited partnerships	1,151,381		1,636,215
Other	122,471		128,312
Equity per operating limited partnerships' combined financial statements	(782,295)	(782,295)	(498,053)	(498,053)
Series Twenty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	1,438,868		3,805,566
Acquisition costs of operating limited partnerships	167,460		508,635
Cumulative distributions from operating limited partnerships	(57,503)		(69,547)
Cumulative impairment loss in investments in operating limited partnerships	(1,345,945)		(3,245,521)
Cumulative losses from operating limited partnerships	(202,880)		(999,133)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	31,239		31,239
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(273,564)		(467,648)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	1,345,945		3,245,521
Other	(56,736)		(66,326)
Equity per operating limited partnerships' combined financial statements	1,046,884	1,046,884	2,742,786	2,742,786
Series Twenty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	6,172,370		11,884,296
Acquisition costs of operating limited partnerships	923,135		1,664,905
Cumulative distributions from operating limited partnerships	(45,647)		(69,380)
Cumulative impairment loss in investments in operating limited partnerships	(1,883,225)		(4,338,427)
Cumulative losses from operating limited partnerships	(5,166,633)		(9,141,394)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	(51,000)		(70,440)
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(59,837)		(59,837)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	57,289		114,788
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,399,020)		(5,296,972)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	171,816		187,072
Cumulative impairment loss in investments in operating limited partnerships	1,883,225		4,338,427
Other	(99,200)		(105,757)
Equity per operating limited partnerships' combined financial statements	(2,496,727)	(2,496,727)	(892,719)	(892,719)
Series Twenty Seven [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	8,111,853		10,048,578
Acquisition costs of operating limited partnerships	1,143,307		1,450,069
Cumulative distributions from operating limited partnerships	(14,167)		(14,167)
Cumulative impairment loss in investments in operating limited partnerships	(4,004,265)		(4,558,902)
Cumulative losses from operating limited partnerships	(5,236,728)		(6,925,578)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	(39,446)		(286,388)
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(449,204)		(449,204)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	195,417		204,661
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,526,506)		(1,965,626)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	4,004,265		4,558,902
Other	(278,072)		(276,370)
Equity per operating limited partnerships' combined financial statements	1,906,454	1,906,454	1,785,975	1,785,975
Series Twenty Eight [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	10,960,734		23,441,799
Acquisition costs of operating limited partnerships	1,582,064		3,437,921
Cumulative distributions from operating limited partnerships	(175,027)		(553,358)
Cumulative impairment loss in investments in operating limited partnerships	(4,790,458)		(16,476,882)
Cumulative losses from operating limited partnerships	(7,577,313)		(9,849,480)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	(78,528)		(233,630)
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(65,288)		(665,053)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	64,727		79,180
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,269,083)		(4,221,023)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		116,284
Cumulative impairment loss in investments in operating limited partnerships	4,790,458		16,476,882
Other	(151,455)		(563,831)
Equity per operating limited partnerships' combined financial statements	1,290,831	1,290,831	10,988,809	10,988,809
Series Twenty Nine [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	12,349,386		20,972,330
Acquisition costs of operating limited partnerships	1,809,414		3,024,114
Cumulative distributions from operating limited partnerships	(14,324)		(20,179)
Cumulative impairment loss in investments in operating limited partnerships	(5,661,234)		(5,875,856)
Cumulative losses from operating limited partnerships	(8,483,242)		(18,100,409)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	0		(83,498)
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(596,128)		(596,128)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	39,537		204,728
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,695,617)		(7,179,789)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	7,039		7,039
Cumulative impairment loss in investments in operating limited partnerships	5,661,234		5,875,856
Other	(25,793)		(91,528)
Equity per operating limited partnerships' combined financial statements	390,272	390,272	(1,863,320)	(1,863,320)
Series Thirty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	9,309,581		13,904,236
Acquisition costs of operating limited partnerships	858,753		1,439,788
Cumulative distributions from operating limited partnerships	(29,880)		(53,204)
Cumulative impairment loss in investments in operating limited partnerships	(4,610,342)		(6,613,997)
Cumulative losses from operating limited partnerships	(5,528,112)		(8,676,823)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	(112,197)		(135,225)
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(235,701)		(235,701)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,524,000)		(3,318,142)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,092		7,712
Cumulative impairment loss in investments in operating limited partnerships	4,610,342		6,613,997
Other	(11,648)		1,847
Equity per operating limited partnerships' combined financial statements	1,727,888	1,727,888	2,934,488	2,934,488
Series Thirty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	13,801,443		22,008,435
Acquisition costs of operating limited partnerships	1,979,717		3,165,164
Cumulative distributions from operating limited partnerships	(31,404)		(31,404)
Cumulative impairment loss in investments in operating limited partnerships	(9,196,909)		(11,182,057)
Cumulative losses from operating limited partnerships	(6,552,847)		(13,960,138)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	(47,462)		(47,462)
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)		(77,600)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	56,581		89,559
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,913,882)		(7,965,109)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	8,501		30,562
Cumulative impairment loss in investments in operating limited partnerships	9,196,909		11,182,057
Other	(38,300)		(342,863)
Equity per operating limited partnerships' combined financial statements	5,184,747	5,184,747	2,869,144	2,869,144
Series Thirty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	25,861,866		29,433,847
Acquisition costs of operating limited partnerships	3,319,960		3,834,299
Cumulative distributions from operating limited partnerships	(101,211)		(101,211)
Cumulative impairment loss in investments in operating limited partnerships	(13,359,327)		(14,763,087)
Cumulative losses from operating limited partnerships	(15,721,288)		(18,403,848)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	(172,318)		(172,318)
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(1,284,335)		(1,284,335)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,152,320)		(6,317,426)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	38,357		38,357
Cumulative impairment loss in investments in operating limited partnerships	13,359,327		14,763,087
Other	306,885		322,700
Equity per operating limited partnerships' combined financial statements	5,095,596	5,095,596	7,350,065	7,350,065
Series Thirty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	12,019,485		14,744,596
Acquisition costs of operating limited partnerships	950,957		1,349,820
Cumulative distributions from operating limited partnerships	(30,285)		(30,285)
Cumulative impairment loss in investments in operating limited partnerships	(7,924,274)		(9,162,728)
Cumulative losses from operating limited partnerships	(5,015,883)		(6,901,403)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	(179,468)		(179,468)
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(167,193)		(167,193)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,003,965)		(2,659,844)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	9,684		9,684
Cumulative impairment loss in investments in operating limited partnerships	7,924,274		9,162,728
Other	(28,967)		(42,784)
Equity per operating limited partnerships' combined financial statements	5,554,365	5,554,365	6,123,123	6,123,123
Series Thirty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	14,233,556		22,921,365
Acquisition costs of operating limited partnerships	1,084,495		2,174,992
Cumulative distributions from operating limited partnerships	(20,308)		(20,308)
Cumulative impairment loss in investments in operating limited partnerships	(8,069,371)		(10,625,803)
Cumulative losses from operating limited partnerships	(7,228,372)		(14,450,246)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	(38,698)		(38,698)
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)		(295,534)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,231,532)		(5,821,899)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		6,464
Cumulative impairment loss in investments in operating limited partnerships	8,069,371		10,625,803
Other	(187,689)		(274,264)
Equity per operating limited partnerships' combined financial statements	5,322,902	5,322,902	4,201,872	4,201,872
Series Thirty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	18,025,083		20,689,083
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(30,252)		(30,252)
Cumulative impairment loss in investments in operating limited partnerships	(9,244,266)		(11,273,719)
Cumulative losses from operating limited partnerships	(8,750,565)		(9,385,112)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,920,392)		(3,511,421)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,017		78,017
Cumulative impairment loss in investments in operating limited partnerships	9,244,266		11,273,719
Other	3,660		7,538
Equity per operating limited partnerships' combined financial statements	5,405,551	5,405,551	7,847,853	7,847,853
Series Thirty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	13,848,638		13,848,639
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(116,200)		(116,200)
Cumulative impairment loss in investments in operating limited partnerships	(7,264,883)		(7,246,265)
Cumulative losses from operating limited partnerships	(6,467,555)		(6,486,174)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	(14,791)		(14,791)
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,224,599)		(1,659,966)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,370		1,370
Cumulative impairment loss in investments in operating limited partnerships	7,264,883		7,246,265
Other	(123,183)		(99,055)
Equity per operating limited partnerships' combined financial statements	4,903,680	4,903,680	5,473,823	5,473,823
Series Thirty Seven [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	16,191,586		18,424,489
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(202,524)		(202,524)
Cumulative impairment loss in investments in operating limited partnerships	(7,792,558)		(7,792,558)
Cumulative losses from operating limited partnerships	(8,196,504)		(10,429,407)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	(155,365)		(155,365)
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(6,493,889)		(6,441,485)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	289,911		303,810
Cumulative impairment loss in investments in operating limited partnerships	7,792,558		7,792,558
Other	(99,062)		(57,600)
Equity per operating limited partnerships' combined financial statements	1,334,153	1,334,153	1,441,918	1,441,918
Series Thirty Eight [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	18,852,167		18,852,167
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(531,129)		(531,129)
Cumulative impairment loss in investments in operating limited partnerships	(10,557,104)		(10,527,541)
Cumulative losses from operating limited partnerships	(7,763,934)		(7,793,497)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,030,703)		(3,627,297)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	59,461		59,461
Cumulative impairment loss in investments in operating limited partnerships	10,557,104		10,527,541
Other	(381,673)		(328,344)
Equity per operating limited partnerships' combined financial statements	6,204,189	6,204,189	6,631,361	6,631,361
Series Thirty Nine [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	15,245,900		16,699,847
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(224,758)		(224,758)
Cumulative impairment loss in investments in operating limited partnerships	(7,444,160)		(7,438,510)
Cumulative losses from operating limited partnerships	(7,576,982)		(9,036,579)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,373,718)		(3,876,967)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	279,219		279,219
Cumulative impairment loss in investments in operating limited partnerships	7,444,160		7,438,510
Other	(96,276)		(82,953)
Equity per operating limited partnerships' combined financial statements	3,253,385	3,253,385	3,757,809	3,757,809
Series Forty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	19,336,992		19,336,992
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(53,094)		(53,094)
Cumulative impairment loss in investments in operating limited partnerships	(10,641,244)		(10,639,800)
Cumulative losses from operating limited partnerships	(8,642,654)		(8,644,098)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	(25,172)		(25,172)
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,158,206)		(1,365,798)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,811		78,811
Cumulative impairment loss in investments in operating limited partnerships	10,641,244		10,639,800
Other	(180,236)		(171,079)
Equity per operating limited partnerships' combined financial statements	8,356,441	8,356,441	9,156,562	9,156,562
Series Forty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	17,319,216		17,319,216
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(58,012)		(58,012)
Cumulative impairment loss in investments in operating limited partnerships	(7,024,673)		(7,005,127)
Cumulative losses from operating limited partnerships	(10,236,531)		(10,256,077)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	(33,807)		(33,807)
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,647,711)		(2,219,955)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,049		1,049
Cumulative impairment loss in investments in operating limited partnerships	7,024,673		7,005,127
Other	(270,738)		(230,969)
Equity per operating limited partnerships' combined financial statements	4,073,466	4,073,466	4,521,445	4,521,445
Series Forty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	19,462,135		19,690,646
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(111,750)		(111,750)
Cumulative impairment loss in investments in operating limited partnerships	(10,714,201)		(10,428,111)
Cumulative losses from operating limited partnerships	(8,636,184)		(9,150,785)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	(409,845)		(409,845)
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,985,744)		(2,319,513)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	20,012		20,012
Cumulative impairment loss in investments in operating limited partnerships	10,714,201		10,428,111
Other	141,234		194,228
Equity per operating limited partnerships' combined financial statements	7,479,858	7,479,858	7,912,993	7,912,993
Series Forty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	26,617,048		26,617,048
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(353,944)		(337,804)
Cumulative impairment loss in investments in operating limited partnerships	(13,508,694)		(13,050,566)
Cumulative losses from operating limited partnerships	(12,754,410)		(13,050,348)
Investments in operating limited partnerships per balance sheet	0		178,330
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	(121,319)		(121,319)
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,046,309)		(2,380,028)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	13,508,694		13,050,566
Other	179,574		243,042
Equity per operating limited partnerships' combined financial statements	10,520,640	10,520,640	10,970,591	10,970,591
Series Forty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	15,745,838		15,745,838
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(49,763)		(49,763)
Cumulative impairment loss in investments in operating limited partnerships	(6,482,162)		(6,453,489)
Cumulative losses from operating limited partnerships	(9,213,913)		(9,242,586)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,768,065)		(3,122,647)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	6,482,162		6,453,489
Other	(46,681)		(40,728)
Equity per operating limited partnerships' combined financial statements	2,667,416	2,667,416	3,290,114	3,290,114
Series Forty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	25,706,915		25,706,915
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(313,429)		(305,087)
Cumulative impairment loss in investments in operating limited partnerships	(15,650,905)		(14,657,544)
Cumulative losses from operating limited partnerships	(8,904,476)		(8,739,792)
Investments in operating limited partnerships per balance sheet	838,105		2,004,492
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	(129,725)		(129,725)
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(868,202)		(194,482)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	23,309		23,309
Cumulative impairment loss in investments in operating limited partnerships	15,650,905		14,657,544
Other	(58,263)		(11,108)
Equity per operating limited partnerships' combined financial statements	15,456,129	15,456,129	16,350,030	16,350,030
Series Forty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	22,323,066		22,323,066
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(199,493)		(120,202)
Cumulative impairment loss in investments in operating limited partnerships	(13,027,675)		(11,621,051)
Cumulative losses from operating limited partnerships	(8,135,285)		(7,435,934)
Investments in operating limited partnerships per balance sheet	960,613		3,145,879
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 and 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 and 2013 (see note A).	(7,189)		(7,189)
The Fund has recorded acquisition costs at March 31, 2015 and 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(335,662)		(20,585)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594		4,594
Cumulative impairment loss in investments in operating limited partnerships	13,027,675		11,621,051
Other	18,204		(14,418)
Equity per operating limited partnerships' combined financial statements	$ 13,668,235	$ 13,668,235	$ 14,729,332	$ 14,729,332